Revenues (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Disaggregation of Revenue [Line Items]
Licensing revenue	$ 107,299	$ 15,349	$ 169,381	$ 37,558	$ 222,610	$ 433,287
Revenue from additional intellectual property licensing fees					$ 198,000
Intellectual Property Licensing fees
Disaggregation of Revenue [Line Items]
Licensing revenue			37,750
Usage Fees
Disaggregation of Revenue [Line Items]
Licensing revenue			$ 36,000	$ 32,000